SHAREHOLDERS' EQUITY - Stock Repurchase Program (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 11, 2023	Dec. 31, 2023	Dec. 31, 2023
Equity [Abstract]
Stock repurchase program authorized amount		$ 15,000,000
Amount remaining available for repurchase under stock repurchase program	$ 13,700,000		$ 13,700,000	$ 13,700,000
Stock repurchase program period		18 months
Stock Repurchase Program [Roll Forward]
Beginning balance, Treasury stock (in shares)				0
Total Number of Shares Purchased (in shares)				146,650
Ending balance, Treasury stock (in shares)	146,650		146,650	146,650
Cost of Shares Repurchased, Beginning of Period				$ 0
Cost of Shares Repurchased				1,283,062
Cost of Shares Repurchased, End of Period	$ 1,283,062		$ 1,283,062	$ 1,283,062
Average Price Paid per Share (in dollars per share)	$ 8.82		$ 8.82